Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments	Future non-cancelable minimum lease payments under operating leases as of December 31, 2013 are (in thousands):

Year ending December 31,	Lease Payments
2014	€375
2015	185
2016	185
2017	185
2018	—
Total	€930